Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred profit sharing plan
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	P1Y
Profit sharing costs	$ 3,500,000	$ 3,400,000	$ 3,900,000